Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management objectives and policies
Schedule of Foreign currency sensitivity

		Effect on	Effect on
In thousands of EUR		pre-tax equity	profit before tax
Change in EGP/EUR rate
	10%	2,315	110
	(10)%	(2,315)	(110)

Change in ZAR/EUR
	5%	(1,003)	(1)
	(5)%	1,003	1

Change in NGN/EUR
	5%	(1,199)	(51)
	(5)%	1,199	51

Change in MAD/EUR
	5%	(1,955)	189
	(5)%	1,955	(189)

Change in GHS/EUR
	10%	558	80
	(10)%	(558)	(80)

Change in KES/EUR
	5%	663	32
	(5)%	(663)	(32)

Change in EGP/USD rate
	10%	(2,585)	365
	(10)%	2,585	(365)

Change in ZAR/USD
	5%	(36)	24
	(5)%	36	(24)

Change in NGN/USD
	5%	(418)	73
	(5)%	418	(73)

Change in GHS/USD
	10%	(623)	201
	(10)%	623	(201)

Change in KES/USD
	5%	(739)	97
	(5)%	739	(97)